Gain on Asset Disposal	12 Months Ended
Dec. 31, 2013
Gain (Loss) On Disposition Of Assets [Abstract]
Gain on Asset Disposal
Note 5 — Gain on Asset Disposal

In an effort to improve working capital, cure then existing debt defaults and pay down debts, on June 15, 2012, the Company entered into an Asset Purchase Agreement (the “Agreement”) between the Company and TDG Acquisition Company, LLC, a Delaware limited liability company (“TDG”). Pursuant to the Agreement, the Company sold and licensed those of its assets (including equipment, tooling, certain patents and trademarks) (the “TDG Assets”) that comprised its tactical defense group, which engaged in the business of selling and licensing products and providing services, directly and indirectly, to military, defense and security organizations (the “Business”). The Business included sale of the Company’s proprietary Tac-Eye displays and its night vision electronics and optics module products. The Company received a worldwide, royalty free, assignable grant-back license to all the patents and other intellectual property sold to TDG, for use in the manufacture and sale of products other than in the military, defense and security markets. The Company retained the right to sell goods and services to other end user consumers, and to TDG and TDG and the Company jointly received the right to sell goods and services into all markets other than the military, defense and security markets and the consumer market. Each party agreed to refer to the other, business opportunities for the sale of products and services in its markets. Also pursuant to the Agreement, the Company and TDG entered into a Vuzix Authorized Reseller Agreement, pursuant to which TDG is authorized as the exclusive reseller of the Company’s current and future products to military, defense and security organizations, unless TDG elects to have the Company make such sales directly.

The purchase price paid to the Company by TDG consists of two components: $8,345,793 net of adjustments, which was paid at closing, and up to an additional $2.5 million, which would be received only if TDG achieves certain quarterly and annual revenue targets from sales of goods and services to military, defense and security organizations. None of the $2.5 million was received during the measurement period.  The purchase price was determined by arm’s length negotiations between the parties.

The following represents the major components of the reported gain on sale:

Net Sales Price	$8,345,793
Less:
Professional Fees on Sale of Assets	(825,596)
Accounts Receivable Sold	(299,599)
Inventories Sold	(1,135,042)
Tooling & Equipment Sold	(120,832)
Patents and Trademarks Sold	(113,117)
Federal Income Tax	(19,800)
Sales Taxes on Asset Sale	(14,000)

Net Gain on Sale of Asset	$5,817,807